CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,008	$ 772
Financial assets	167	77
Accounts and other receivable, net	1,337	1,352
Inventory, net	52	61
Other assets	371	489
Current Assets	2,935	2,751
Non-Current Assets
Financial assets	186	147
Accounts and other receivable, net	1,892	2,217
Other assets	256	248
Property, plant and equipment	2,480	2,743
Deferred income tax assets	197	221
Intangible assets	5,966	6,931
Equity accounted investments	198	222
Goodwill	4,988	5,702
Total assets	19,098	21,182
Current Liabilities
Accounts payable and other	2,990	2,534
Non-recourse borrowings in subsidiaries of the company	111	793
Exchangeable and class B shares	1,709	1,501
Current Liabilities	4,810	4,828
Non-Current Liabilities
Accounts payable and other	2,286	2,284
Non-recourse borrowings in subsidiaries of the company	8,379	8,030
Deferred income tax liabilities	988	1,280
Total liabilities	16,463	16,422
Equity
Brookfield Business Partners	(59)	880
Non-controlling interests	2,694	3,880
Total equity	2,635	4,760
Total liabilities and equity	$ 19,098	$ 21,182